Other Non-Operating Expenses - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Other non-operating expenses	₽ 0	₽ 1,000	₽ 0